Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted	$ 1.23	$ 1.17
Diluted	10,058,846	7,507,504